Shareholder Report		6 Months Ended
	Nov. 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		abrdn Funds
Entity Central Index Key		0001413594
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
C000056926
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Class A
Trading Symbol		GOPAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$66	1.36%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		1.36%
AssetsNet		$ 15,884,434
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Material Fund Change [Text Block]
C000056928
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Class C
Trading Symbol		GOPCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$97	1.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		1.99%
AssetsNet		$ 15,884,434
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Material Fund Change [Text Block]
C000056929
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Class R
Trading Symbol		GOPRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$81	1.66%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		1.66%
AssetsNet		$ 15,884,434
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Material Fund Change [Text Block]
C000056930
Shareholder Report [Line Items]
Fund Name		abrdn China A Share Equity Fund
Class Name		Institutional Class
Trading Symbol		GOPIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn China A Share Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$48	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.99%
AssetsNet		$ 15,884,434
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$15,884,434
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	24.8%
Financials	19.3%
Consumer Discretionary	15.5%
Consumer Staples	12.7%
Information Technology	10.5%
Health Care	6.7%
Exchange-Traded Funds	3.6%
Utilities	2.3%
Materials	1.6%
Energy	0.0%
Other	3.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Kweichow Moutai Co. Ltd., Class A	6.7%
Contemporary Amperex Technology Co. Ltd., Class A	6.6%
China Merchants Bank Co. Ltd., Class A	4.7%
BYD Co. Ltd., Class A	4.4%
Midea Group Co. Ltd., Class A	4.1%
Fuyao Glass Industry Group Co. Ltd., Class A	3.8%
KraneShares Bosera MSCI China A 50 Connect Index ETF	3.6%
NAURA Technology Group Co. Ltd., Class A	3.2%
Ping An Insurance Group Co. of China Ltd., Class A	3.1%
Yutong Bus Co. Ltd., Class A	3.0%

Material Fund Change [Text Block]
C000254923
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Dividend Active ETF
Trading Symbol		AGEM
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets Dividend Active ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Emerging Markets Dividend Active ETF	$40	0.81%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.81%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 70,864,934
Holdings Count | Holding		79
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$70,864,934
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	22%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	25.3%
Taiwan	15.7%
India	11.7%
South Korea	9.5%
Mexico	7.2%
Brazil	4.7%
Indonesia	4.6%
United States	3.7%
Hong Kong	2.5%
Other	15.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.3%
iShares MSCI India ETF	3.7%
Grupo Mexico SAB de CV	3.2%
MediaTek, Inc.	3.1%
ICICI Bank Ltd.	3.0%
Alibaba Group Holding Ltd.	3.0%
NetEase, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Emerging Markets Dividend Active ETF acquired all the assets and liabilities of the abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Emerging Markets Dividend Active ETF.

Material Fund Change Strategies [Text Block]

Emerging Markets Dividend Active ETF acquired all the assets and liabilities of the abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Emerging Markets Dividend Active ETF.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000254924
Shareholder Report [Line Items]
Fund Name		abrdn Focused U.S. Small Cap Active ETF
Trading Symbol		AFSC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Focused U.S. Small Cap Active ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Focused U.S. Small Cap Active ETF	$36	0.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.71%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 99,975,755
Holdings Count | Holding		42
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$99,975,755
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.5%
Health Care	15.8%
Industrials	15.3%
Information Technology	12.8%
Consumer Discretionary	12.6%
Materials	7.5%
Utilities	3.9%
Real Estate	3.7%
Energy	3.3%
Consumer Staples	2.5%
Communication Services	1.1%
Other	1.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
Stride, Inc.	3.4%
Wintrust Financial Corp.	3.2%
Q2 Holdings, Inc.	3.2%
REV Group, Inc.	3.2%
Casella Waste Systems, Inc., Class A	3.2%
WSFS Financial Corp.	3.0%
Vertex, Inc., Class A	3.0%
Knife River Corp.	3.0%
ANI Pharmaceuticals, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.

Material Fund Change Strategies [Text Block]

Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Reorganization”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000229257
Shareholder Report [Line Items]
Fund Name		abrdn High Income Opportunities Fund
Class Name		Class A
Trading Symbol		BJBHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$47	0.95%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.95%
AssetsNet		$ 76,998,041
Holdings Count | Holding		176
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$76,998,041
Total Number of Portfolio Holdings	176
Portfolio Turnover Rate	44%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	0.5%
BBB	3.5%
BB	37.0%
B	42.1%
CCC	7.9%
CC	0.5%
Non rated	8.5%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

iShares Broad USD High Yield Corporate Bond ETF	3.6%
Petroleos Mexicanos, 3.750%, due 11/16/25	2.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, due 09/15/29	1.9%
Affinity Interactive, 6.875%, due 12/15/27	1.5%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.5%
Cimpress PLC, 7.375%, due 09/15/32	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.3%
Owens-Brockway Glass Container, Inc., 7.250%, due 05/15/31	1.2%
MajorDrive Holdings IV LLC, 6.375%, due 06/01/29	1.2%

Material Fund Change [Text Block]
C000229256
Shareholder Report [Line Items]
Fund Name		abrdn High Income Opportunities Fund
Class Name		Institutional Class
Trading Symbol		JHYIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$35	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
AssetsNet		$ 76,998,041
Holdings Count | Holding		176
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$76,998,041
Total Number of Portfolio Holdings	176
Portfolio Turnover Rate	44%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	0.5%
BBB	3.5%
BB	37.0%
B	42.1%
CCC	7.9%
CC	0.5%
Non rated	8.5%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

iShares Broad USD High Yield Corporate Bond ETF	3.6%
Petroleos Mexicanos, 3.750%, due 11/16/25	2.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, due 09/15/29	1.9%
Affinity Interactive, 6.875%, due 12/15/27	1.5%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.5%
Cimpress PLC, 7.375%, due 09/15/32	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.3%
Owens-Brockway Glass Container, Inc., 7.250%, due 05/15/31	1.2%
MajorDrive Holdings IV LLC, 6.375%, due 06/01/29	1.2%

Material Fund Change [Text Block]
C000057070
Shareholder Report [Line Items]
Fund Name		abrdn Intermediate Municipal Income Fund
Class Name		Class A
Trading Symbol		NTFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$39	0.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.79%
AssetsNet		$ 42,105,280
Holdings Count | Holding		98
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$42,105,280
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	37%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.1%
AA	19.4%
A	21.4%
BBB	39.5%
BB	4.8%
N/R	12.8%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	4.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.7%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.5%
Indiana Finance Authority, 5.125%, due 06/01/58	2.5%
Public Finance Authority, 5.000%, due 07/01/38	2.4%
Nassau County Local Economic Assistance Corp., 5.000%, due 07/01/30	2.4%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.4%
New York Transportation Development Corp., 5.250%, due 01/01/50	2.4%

Material Fund Change [Text Block]
C000123602
Shareholder Report [Line Items]
Fund Name		abrdn Intermediate Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		ABEIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$25	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 42,105,280
Holdings Count | Holding		98
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$42,105,280
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	37%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.1%
AA	19.4%
A	21.4%
BBB	39.5%
BB	4.8%
N/R	12.8%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	4.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.7%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.5%
Indiana Finance Authority, 5.125%, due 06/01/58	2.5%
Public Finance Authority, 5.000%, due 07/01/38	2.4%
Nassau County Local Economic Assistance Corp., 5.000%, due 07/01/30	2.4%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.4%
New York Transportation Development Corp., 5.250%, due 01/01/50	2.4%

Material Fund Change [Text Block]
C000123603
Shareholder Report [Line Items]
Fund Name		abrdn Intermediate Municipal Income Fund
Class Name		Institutional Service Class
Trading Symbol		ABESX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Intermediate Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$25	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 42,105,280
Holdings Count | Holding		98
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$42,105,280
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	37%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.1%
AA	19.4%
A	21.4%
BBB	39.5%
BB	4.8%
N/R	12.8%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	4.3%
New Jersey Transportation Trust Fund Authority, 5.000%, due 12/15/34	2.8%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	2.7%
Harris County Cultural Education Facilities Finance Corp., 4.000%, due 12/01/45	2.7%
California Community Choice Financing Authority, 5.250%, due 01/01/54	2.5%
Indiana Finance Authority, 5.125%, due 06/01/58	2.5%
Public Finance Authority, 5.000%, due 07/01/38	2.4%
Nassau County Local Economic Assistance Corp., 5.000%, due 07/01/30	2.4%
Metropolitan Nashville Airport Authority, 5.000%, due 07/01/40	2.4%
New York Transportation Development Corp., 5.250%, due 01/01/50	2.4%

Material Fund Change [Text Block]
C000199217
Shareholder Report [Line Items]
Fund Name		abrdn Real Estate Fund
Class Name		Class A
Trading Symbol		AIAGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$60	1.24%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.24%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 36,134,493
Holdings Count | Holding		26
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$36,134,493
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	28%

Holdings [Text Block]

Industry Allocation (% of total net assets)

Health Care REITs	23.7%
Retail REITs	20.3%
Multi-Family Residential REITs	14.6%
Data Center REITs	13.6%
Industrial REITs	7.7%
Single-Family Residential REITs	7.5%
Self Storage Reits	6.4%
Other Specialized REITs	2.0%
Office REITs	1.7%
Short-Term Investments	1.5%
Other	1.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	11.8%
Equinix, Inc.	8.3%
Prologis, Inc.	7.7%
Ventas, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Digital Realty Trust, Inc.	5.3%
Realty Income Corp.	5.0%
Public Storage	4.7%
Invitation Homes, Inc.	4.3%
AvalonBay Communities, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025 the Fund changed its name from abrdn Realty Income & Growth Fund to abrdn Real Estate Fund.

Material Fund Change Name [Text Block]		Effective February 28, 2025 the Fund changed its name from abrdn Realty Income & Growth Fund to abrdn Real Estate Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199218
Shareholder Report [Line Items]
Fund Name		abrdn Real Estate Fund
Class Name		Institutional Class
Trading Symbol		AIGYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Real Estate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$48	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.99%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 36,134,493
Holdings Count | Holding		26
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$36,134,493
Total Number of Portfolio Holdings	26
Portfolio Turnover Rate	28%

Holdings [Text Block]

Industry Allocation (% of total net assets)

Health Care REITs	23.7%
Retail REITs	20.3%
Multi-Family Residential REITs	14.6%
Data Center REITs	13.6%
Industrial REITs	7.7%
Single-Family Residential REITs	7.5%
Self Storage Reits	6.4%
Other Specialized REITs	2.0%
Office REITs	1.7%
Short-Term Investments	1.5%
Other	1.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	11.8%
Equinix, Inc.	8.3%
Prologis, Inc.	7.7%
Ventas, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Digital Realty Trust, Inc.	5.3%
Realty Income Corp.	5.0%
Public Storage	4.7%
Invitation Homes, Inc.	4.3%
AvalonBay Communities, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025 the Fund changed its name from abrdn Realty Income & Growth Fund to abrdn Real Estate Fund.

Material Fund Change Name [Text Block]		Effective February 28, 2025 the Fund changed its name from abrdn Realty Income & Growth Fund to abrdn Real Estate Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199213
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Class A
Trading Symbol		AAHMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$46	0.92%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.92%
AssetsNet		$ 76,735,230
Holdings Count | Holding		110
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$76,735,230
Total Number of Portfolio Holdings	110
Portfolio Turnover Rate	41%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	9.8%
A	6.9%
BBB	21.9%
BB	18.3%
B	4.8%
N/R	38.4%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	4.4%
California Public Finance Authority, 3.125%, due 05/15/29	3.8%
Palomar Health, 5.000%, due 11/01/30	3.7%
Bartow County Development Authority, 2.700%, due 11/01/62	3.6%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	3.6%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	3.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	3.4%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	2.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	2.5%
Public Finance Authority, 5.375%, due 12/15/32	2.5%

Material Fund Change [Text Block]
C000224176
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Class C
Trading Symbol		ACHMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$83	1.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		1.67%
AssetsNet		$ 76,735,230
Holdings Count | Holding		110
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$76,735,230
Total Number of Portfolio Holdings	110
Portfolio Turnover Rate	41%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	9.8%
A	6.9%
BBB	21.9%
BB	18.3%
B	4.8%
N/R	38.4%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	4.4%
California Public Finance Authority, 3.125%, due 05/15/29	3.8%
Palomar Health, 5.000%, due 11/01/30	3.7%
Bartow County Development Authority, 2.700%, due 11/01/62	3.6%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	3.6%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	3.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	3.4%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	2.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	2.5%
Public Finance Authority, 5.375%, due 12/15/32	2.5%

Material Fund Change [Text Block]
C000199214
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Institutional Class
Trading Symbol		AHYMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$33	0.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.67%
AssetsNet		$ 76,735,230
Holdings Count | Holding		110
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$76,735,230
Total Number of Portfolio Holdings	110
Portfolio Turnover Rate	41%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AA	9.8%
A	6.9%
BBB	21.9%
BB	18.3%
B	4.8%
N/R	38.4%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	4.4%
California Public Finance Authority, 3.125%, due 05/15/29	3.8%
Palomar Health, 5.000%, due 11/01/30	3.7%
Bartow County Development Authority, 2.700%, due 11/01/62	3.6%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	3.6%
Kansas Independent College Finance Authority, 8.500%, due 05/01/25	3.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	3.4%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	2.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	2.5%
Public Finance Authority, 5.375%, due 12/15/32	2.5%

Material Fund Change [Text Block]
C000056974
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class A
Trading Symbol		GSXAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$68	1.38%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		1.38%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 307,598,937
Holdings Count | Holding		51
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056976
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class C
Trading Symbol		GSXCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$98	1.98%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		1.98%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 307,598,937
Holdings Count | Holding		51
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056977
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class R
Trading Symbol		GNSRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$82	1.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.65%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 307,598,937
Holdings Count | Holding		51
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056978
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Institutional Class
Trading Symbol		GSCIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$49	0.98%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.98%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 307,598,937
Holdings Count | Holding		51
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056979
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Institutional Service Class
Trading Symbol		GSXIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$56	1.14%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.14%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 307,598,937
Holdings Count | Holding		51
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$307,598,937
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	19.8%
Industrials	16.6%
Health Care	16.3%
Information Technology	11.5%
Consumer Discretionary	11.5%
Materials	7.2%
Utilities	3.9%
Energy	3.5%
Consumer Staples	3.5%
Real Estate	3.2%
Communication Services	1.4%
Other	1.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

ONE Gas, Inc.	3.9%
ANI Pharmaceuticals, Inc.	3.0%
Stride, Inc.	2.9%
Wintrust Financial Corp.	2.8%
Knife River Corp.	2.8%
Casella Waste Systems, Inc., Class A	2.7%
Q2 Holdings, Inc.	2.7%
REV Group, Inc.	2.7%
WSFS Financial Corp.	2.6%
Enpro, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95%.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000103444
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Class A
Trading Symbol		GXXAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$58	1.19%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		1.19%
AssetsNet		$ 312,868,446
Holdings Count | Holding		36
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$312,868,446
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	29.9%
Health Care	19.1%
Financials	15.4%
Industrials	13.3%
Consumer Discretionary	6.0%
Consumer Staples	3.6%
Utilities	2.6%
Materials	2.6%
Communication Services	2.0%
Energy	1.7%
Other	3.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	11.3%
Mastercard, Inc., Class A	7.5%
Eli Lilly & Co.	4.2%
TJX Cos., Inc.	3.9%
NVIDIA Corp.	3.7%
Procter & Gamble Co.	3.6%
American Express Co.	3.5%
Hubbell, Inc.	3.2%
Waste Management, Inc.	3.0%
Cadence Design Systems, Inc.	3.0%

Material Fund Change [Text Block]
C000103447
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Institutional Class
Trading Symbol		GGLIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$44	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.90%
AssetsNet		$ 312,868,446
Holdings Count | Holding		36
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$312,868,446
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	29.9%
Health Care	19.1%
Financials	15.4%
Industrials	13.3%
Consumer Discretionary	6.0%
Consumer Staples	3.6%
Utilities	2.6%
Materials	2.6%
Communication Services	2.0%
Energy	1.7%
Other	3.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	11.3%
Mastercard, Inc., Class A	7.5%
Eli Lilly & Co.	4.2%
TJX Cos., Inc.	3.9%
NVIDIA Corp.	3.7%
Procter & Gamble Co.	3.6%
American Express Co.	3.5%
Hubbell, Inc.	3.2%
Waste Management, Inc.	3.0%
Cadence Design Systems, Inc.	3.0%

Material Fund Change [Text Block]
C000103448
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Institutional Service Class
Trading Symbol		GXXIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$47	0.96%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.96%
AssetsNet		$ 312,868,446
Holdings Count | Holding		36
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$312,868,446
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	29.9%
Health Care	19.1%
Financials	15.4%
Industrials	13.3%
Consumer Discretionary	6.0%
Consumer Staples	3.6%
Utilities	2.6%
Materials	2.6%
Communication Services	2.0%
Energy	1.7%
Other	3.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	11.3%
Mastercard, Inc., Class A	7.5%
Eli Lilly & Co.	4.2%
TJX Cos., Inc.	3.9%
NVIDIA Corp.	3.7%
Procter & Gamble Co.	3.6%
American Express Co.	3.5%
Hubbell, Inc.	3.2%
Waste Management, Inc.	3.0%
Cadence Design Systems, Inc.	3.0%

Material Fund Change [Text Block]
C000199221
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Class A
Trading Symbol		ATOAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$35	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
AssetsNet		$ 937,103,573
Holdings Count | Holding		97
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$937,103,573
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	86%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.6%
AA	21.9%
A	42.8%
BBB	27.6%
N/R	6.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	6.2%
Maryland Industrial Development Financing Authority, 4.750%, due 03/01/30	5.3%
Harris County Cultural Education Facilities Finance Corp., 4.120%, due 11/15/46	3.2%
JPMorgan Chase Putters/Drivers Trust, 2.850%, due 03/20/27	3.1%
Public Building Authority of Sevier County, 3.950%, due 06/01/29	3.0%
West Virginia Hospital Finance Authority, 4.230%, due 06/01/33	2.9%
Pennsylvania Higher Educational Facilities Authority, 4.420%, due 09/01/45	2.8%
California Statewide Communities Development Authority, 6.000%, due 07/01/40	2.8%
Health Care Authority for Baptist Health, 5.040%, due 11/01/42	2.7%
Arkansas Development Finance Authority, 5.060%, due 09/01/44	2.7%

Material Fund Change [Text Block]
C000210496
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Class A1
Trading Symbol		ATOBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A1	$35	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
AssetsNet		$ 937,103,573
Holdings Count | Holding		97
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$937,103,573
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	86%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.6%
AA	21.9%
A	42.8%
BBB	27.6%
N/R	6.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	6.2%
Maryland Industrial Development Financing Authority, 4.750%, due 03/01/30	5.3%
Harris County Cultural Education Facilities Finance Corp., 4.120%, due 11/15/46	3.2%
JPMorgan Chase Putters/Drivers Trust, 2.850%, due 03/20/27	3.1%
Public Building Authority of Sevier County, 3.950%, due 06/01/29	3.0%
West Virginia Hospital Finance Authority, 4.230%, due 06/01/33	2.9%
Pennsylvania Higher Educational Facilities Authority, 4.420%, due 09/01/45	2.8%
California Statewide Communities Development Authority, 6.000%, due 07/01/40	2.8%
Health Care Authority for Baptist Health, 5.040%, due 11/01/42	2.7%
Arkansas Development Finance Authority, 5.060%, due 09/01/44	2.7%

Material Fund Change [Text Block]
C000199222
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		ATOIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$23	0.45%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet		$ 937,103,573
Holdings Count | Holding		97
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$937,103,573
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	86%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.6%
AA	21.9%
A	42.8%
BBB	27.6%
N/R	6.2%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.750%, due 11/01/32	6.2%
Maryland Industrial Development Financing Authority, 4.750%, due 03/01/30	5.3%
Harris County Cultural Education Facilities Finance Corp., 4.120%, due 11/15/46	3.2%
JPMorgan Chase Putters/Drivers Trust, 2.850%, due 03/20/27	3.1%
Public Building Authority of Sevier County, 3.950%, due 06/01/29	3.0%
West Virginia Hospital Finance Authority, 4.230%, due 06/01/33	2.9%
Pennsylvania Higher Educational Facilities Authority, 4.420%, due 09/01/45	2.8%
California Statewide Communities Development Authority, 6.000%, due 07/01/40	2.8%
Health Care Authority for Baptist Health, 5.040%, due 11/01/42	2.7%
Arkansas Development Finance Authority, 5.060%, due 09/01/44	2.7%

Material Fund Change [Text Block]
C000199209
Shareholder Report [Line Items]
Fund Name		abrdn Dynamic Dividend Fund
Class Name		Class A
Trading Symbol		ADAVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$75	1.51%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		1.51%
AssetsNet		$ 89,507,382
Holdings Count | Holding		86
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$89,507,382
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	19.6%
Financials	18.6%
Health Care	11.7%
Consumer Discretionary	10.0%
Industrials	9.7%
Consumer Staples	8.8%
Utilities	5.7%
Communication Services	5.0%
Energy	4.8%
Materials	3.2%
Real Estate	2.8%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	3.4%
Apple, Inc.	3.3%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.4%
JPMorgan Chase & Co.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
TJX Cos., Inc.	1.6%
Goldman Sachs Group, Inc.	1.5%
AbbVie, Inc.	1.4%

Material Fund Change [Text Block]
C000199210
Shareholder Report [Line Items]
Fund Name		abrdn Dynamic Dividend Fund
Class Name		Institutional Class
Trading Symbol		ADVDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$63	1.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.26%
AssetsNet		$ 89,507,382
Holdings Count | Holding		86
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$89,507,382
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	19.6%
Financials	18.6%
Health Care	11.7%
Consumer Discretionary	10.0%
Industrials	9.7%
Consumer Staples	8.8%
Utilities	5.7%
Communication Services	5.0%
Energy	4.8%
Materials	3.2%
Real Estate	2.8%
Other	0.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	3.4%
Apple, Inc.	3.3%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.4%
JPMorgan Chase & Co.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
TJX Cos., Inc.	1.6%
Goldman Sachs Group, Inc.	1.5%
AbbVie, Inc.	1.4%

Material Fund Change [Text Block]
C000235898
Shareholder Report [Line Items]
Fund Name		abrdn EM SMA Completion Fund
Class Name		Institutional Class
Trading Symbol		ASEMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn EM SMA Completion Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$0	0.00%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
AssetsNet		$ 322,227
Holdings Count | Holding		32
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$322,227
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	20%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
South Korea	23.0%
India	20.1%
China	19.1%
Brazil	8.1%
United Arab Emirates	7.7%
Taiwan	7.5%
Saudi Arabia	6.4%
Indonesia	3.6%
Mexico	3.0%
Greece	2.7%
Poland	2.3%
Other	(3.5%)

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Samsung Electronics Co. Ltd.	10.4%
Mahindra & Mahindra Ltd.	7.2%
Al Rajhi Bank	6.4%
UltraTech Cement Ltd.	4.9%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4.9%
Contemporary Amperex Technology Co. Ltd., Class A	4.7%
Larsen & Toubro Ltd.	4.6%
MediaTek, Inc.	4.2%
SK Hynix, Inc.	3.9%
Abu Dhabi Islamic Bank PJSC	3.9%

Material Fund Change [Text Block]
C000057046
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class A
Trading Symbol		GLLAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$66	1.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		1.35%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 143,463,143
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057048
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class C
Trading Symbol		GLLCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$96	1.98%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		1.98%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 143,463,143
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057049
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class R
Trading Symbol		GWLRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$82	1.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.69%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 143,463,143
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057050
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Institutional Class
Trading Symbol		GWLIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$48	0.98%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.98%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 143,463,143
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057051
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Institutional Service Class
Trading Symbol		GLLSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$51	1.04%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		1.04%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 143,463,143
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$143,463,143
Total Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
India	29.4%
Taiwan	21.1%
South Korea	13.2%
Brazil	8.5%
Saudi Arabia	5.8%
United Arab Emirates	4.9%
Mexico	4.7%
Indonesia	2.8%
Kazakhstan	2.7%
Other	6.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Samsung Electronics Co. Ltd.	4.9%
ICICI Bank Ltd.	3.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.5%
Al Rajhi Bank	2.4%
HDFC Bank Ltd.	2.3%
ITC Ltd.	2.3%
Power Grid Corp. of India Ltd.	2.3%
Chroma ATE, Inc.	2.0%
SBI Life Insurance Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. Additionally, effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.90%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000111352
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class A
Trading Symbol		GEGAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$69	1.41%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		1.41%
AssetsNet		$ 960,588,487
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000111353
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class C
Trading Symbol		GEGCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$103	2.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		2.10%
AssetsNet		$ 960,588,487
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000111354
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class R
Trading Symbol		GEMRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$89	1.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		1.80%
AssetsNet		$ 960,588,487
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000079068
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Institutional Class
Trading Symbol		ABEMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$54	1.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.10%
AssetsNet		$ 960,588,487
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000081085
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Institutional Service Class
Trading Symbol		AEMSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$62	1.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.25%
AssetsNet		$ 960,588,487
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$960,588,487
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	15%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	28.7%
India	20.8%
Taiwan	15.1%
South Korea	8.5%
Mexico	5.3%
Brazil	5.2%
United Arab Emirates	3.3%
Indonesia	2.8%
Saudi Arabia	2.1%
Other	8.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Tencent Holdings Ltd.	8.0%
Alibaba Group Holding Ltd.	4.5%
Samsung Electronics Co. Ltd.	3.7%
HDFC Bank Ltd.	2.9%
ICICI Bank Ltd.	2.4%
Power Grid Corp. of India Ltd.	2.3%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.1%
MediaTek, Inc.	2.1%

Material Fund Change [Text Block]
C000229255
Shareholder Report [Line Items]
Fund Name		abrdn Focused Emerging Markets ex-China Fund
Class Name		Class A
Trading Symbol		JETAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Focused Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$56	1.15%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.15%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 39,036,643
Holdings Count | Holding		46
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$39,036,643
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	106%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	20.9%
United States	15.1%
India	15.0%
South Korea	12.6%
Brazil	7.9%
Mexico	5.8%
United Arab Emirates	5.4%
Saudi Arabia	4.5%
Indonesia	4.0%
Other	8.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
iShares MSCI India ETF	10.5%
ICICI Bank Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.6%
iShares MSCI India Small-Cap ETF	3.9%
Al Rajhi Bank	3.0%
Mahindra & Mahindra Ltd.	2.8%
Larsen & Toubro Ltd.	2.7%
Infosys Ltd.	2.6%
Itau Unibanco Holding SA	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

The Fund changed its investment strategy effective February 28, 2025 from a global equity strategy to a focused emerging markets excluding China strategy.

In connection with the change in investment strategy, the Fund changed its name from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund.

Material Fund Change Name [Text Block]		In connection with the change in investment strategy, the Fund changed its name from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]		The Fund changed its investment strategy effective February 28, 2025 from a global equity strategy to a focused emerging markets excluding China strategy.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000229254
Shareholder Report [Line Items]
Fund Name		abrdn Focused Emerging Markets ex-China Fund
Class Name		Institutional Class
Trading Symbol		JETIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Focused Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$44	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.90%
Material Change Date	Nov. 01, 2024
AssetsNet		$ 39,036,643
Holdings Count | Holding		46
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$39,036,643
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	106%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	20.9%
United States	15.1%
India	15.0%
South Korea	12.6%
Brazil	7.9%
Mexico	5.8%
United Arab Emirates	5.4%
Saudi Arabia	4.5%
Indonesia	4.0%
Other	8.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
iShares MSCI India ETF	10.5%
ICICI Bank Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.6%
iShares MSCI India Small-Cap ETF	3.9%
Al Rajhi Bank	3.0%
Mahindra & Mahindra Ltd.	2.8%
Larsen & Toubro Ltd.	2.7%
Infosys Ltd.	2.6%
Itau Unibanco Holding SA	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

The Fund changed its investment strategy effective February 28, 2025 from a global equity strategy to a focused emerging markets excluding China strategy.

In connection with the change in investment strategy, the Fund changed its name from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund.

Material Fund Change Name [Text Block]		In connection with the change in investment strategy, the Fund changed its name from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]		The Fund changed its investment strategy effective February 28, 2025 from a global equity strategy to a focused emerging markets excluding China strategy.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more information, you may refer to the Fund's current or next prospectus, which we expect to be available by February 28, 2026 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199211
Shareholder Report [Line Items]
Fund Name		abrdn Global Infrastructure Fund
Class Name		Class A
Trading Symbol		AIAFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$65	1.24%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		1.24%
AssetsNet		$ 43,271,270
Holdings Count | Holding		55
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$43,271,270
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	10%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
United States	42.9%
France	11.7%
Spain	7.7%
Canada	5.4%
Brazil	4.5%
United Kingdom	3.5%
Mexico	3.1%
Italy	2.9%
Germany	2.8%
Tanzania	2.3%
Other	13.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Enbridge, Inc.	3.3%
Williams Cos., Inc.	3.0%
Ferrovial SE	2.9%
Kinder Morgan, Inc.	2.9%
Cheniere Energy, Inc.	2.9%
RWE AG	2.9%
American Tower Corp.	2.8%
Aena SME SA	2.8%
PPL Corp.	2.8%
Cellnex Telecom SA	2.7%

Material Fund Change [Text Block]
C000199212
Shareholder Report [Line Items]
Fund Name		abrdn Global Infrastructure Fund
Class Name		Institutional Class
Trading Symbol		AIFRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$52	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.99%
AssetsNet		$ 43,271,270
Holdings Count | Holding		55
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$43,271,270
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	10%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
United States	42.9%
France	11.7%
Spain	7.7%
Canada	5.4%
Brazil	4.5%
United Kingdom	3.5%
Mexico	3.1%
Italy	2.9%
Germany	2.8%
Tanzania	2.3%
Other	13.2%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Enbridge, Inc.	3.3%
Williams Cos., Inc.	3.0%
Ferrovial SE	2.9%
Kinder Morgan, Inc.	2.9%
Cheniere Energy, Inc.	2.9%
RWE AG	2.9%
American Tower Corp.	2.8%
Aena SME SA	2.8%
PPL Corp.	2.8%
Cellnex Telecom SA	2.7%

Material Fund Change [Text Block]
C000076084
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Class A
Trading Symbol		CUGAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$52	1.04%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		1.04%
AssetsNet		$ 23,272,216
Holdings Count | Holding		66
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$23,272,216
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	8%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.8%
AA	16.2%
A	11.7%
BBB	19.6%
BB	33.1%
B	7.3%
Below B	1.5%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.4%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.3%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.3%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.1%
Toledo Hospital, 6.015%, due 11/15/48	3.8%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.7%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.4%
Low Income Investment Fund, 3.386%, due 07/01/26	3.4%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.4%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	2.9%

Material Fund Change [Text Block]
C000075913
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Institutional Class
Trading Symbol		AGCIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$33	0.66%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.66%
AssetsNet		$ 23,272,216
Holdings Count | Holding		66
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$23,272,216
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	8%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.8%
AA	16.2%
A	11.7%
BBB	19.6%
BB	33.1%
B	7.3%
Below B	1.5%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.4%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.3%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.3%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.1%
Toledo Hospital, 6.015%, due 11/15/48	3.8%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.7%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.4%
Low Income Investment Fund, 3.386%, due 07/01/26	3.4%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.4%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	2.9%

Material Fund Change [Text Block]
C000076087
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Institutional Service Class
Trading Symbol		CGFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service	$39	0.78%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.78%
AssetsNet		$ 23,272,216
Holdings Count | Holding		66
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$23,272,216
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	8%

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.8%
AA	16.2%
A	11.7%
BBB	19.6%
BB	33.1%
B	7.3%
Below B	1.5%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.4%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.3%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.3%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.1%
Toledo Hospital, 6.015%, due 11/15/48	3.8%
Illinois Municipal Electric Agency, 7.288%, due 02/01/35	3.7%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.4%
Low Income Investment Fund, 3.386%, due 07/01/26	3.4%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.4%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	2.9%

Material Fund Change [Text Block]
C000076092
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Class A
Trading Symbol		WVCCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
A	$68	1.34%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		1.34%
AssetsNet		$ 115,144,761
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Material Fund Change [Text Block]
C000076089
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Class C
Trading Symbol		CPVCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
C	$101	1.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		1.99%
AssetsNet		$ 115,144,761
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Material Fund Change [Text Block]
C000076090
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Class R
Trading Symbol		WPVAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
R	$85	1.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		1.67%
AssetsNet		$ 115,144,761
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Material Fund Change [Text Block]
C000075914
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Fund
Class Name		Institutional Class
Trading Symbol		ABNIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the abrdn International Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional	$50	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.99%
AssetsNet		$ 115,144,761
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of April 30, 2025

Total Net Assets	$115,144,761
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	7%

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Japan	19.4%
United Kingdom	17.5%
Germany	8.5%
France	7.4%
Taiwan	6.8%
India	6.7%
Australia	5.0%
Poland	4.4%
Israel	4.1%
Italy	3.7%
Sweden	3.4%
Vietnam	2.1%
Mexico	2.0%
Other	9.0%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

CTS Eventim AG & Co. KGaA	4.8%
Gaztransport Et Technigaz SA	4.7%
Dino Polska SA	4.4%
Japan Elevator Service Holdings Co. Ltd.	4.4%
Poly Medicure Ltd.	4.1%
Games Workshop Group PLC	4.0%
Asics Corp.	3.3%
Gamma Communications PLC	3.1%
BayCurrent, Inc.	3.1%
Sanwa Holdings Corp.	3.0%

Material Fund Change [Text Block]